Non-Controlling Interest - Schedule of Controlling and Non-Controlling Interest (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Controlling and Non-Controlling Interest [Abstract]
Balance at beginning of year	$ 28,224	$ 24,841
Share of profits and losses for the year	(1,240)	(7,323)	$ (8,793)
Share of translation effects of foreign subsidiaries	2,745	10,706
Balance at the end of the year	$ 29,729	$ 28,224	$ 24,841